FINANCIAL INSTRUMENTS - Carrying value and fair value (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Liabilities:
Derivative instruments payable	$ 0	$ 5,700
Reported Value Measurement
Assets:
Cash and cash equivalents	119,811	113,073
Marketable securities	166,187	2,435
Derivative instruments receivable	39,352	9,675
Liabilities:
Floating rate debt	2,141,547	2,130,812
Fixed rate debt	209,700	209,700
Derivative instruments payable	0	5,673
Estimate of Fair Value Measurement
Assets:
Cash and cash equivalents	119,811	113,073
Marketable securities	166,187	2,435
Derivative instruments receivable	39,352	9,675
Liabilities:
Floating rate debt	2,141,547	2,130,812
Fixed rate debt	207,684	206,552
Derivative instruments payable	$ 0	$ 5,673